Award Timing Disclosure	12 Months Ended
May 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock option and restricted stock awards are generally made to executive officers on an annual basis according to a pre-established schedule. Annual equity-based compensation awards to our executive officers are approved annually at the June meeting of the Compensation & HR Committee. The date of this meeting is generally scheduled at least one year in advance. If the meeting date is not on a business day, the grant date is the next business day. However, if the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period.
Throughout the year, equity awards are made to new hires, promoted employees, and, in certain circumstances, as a reward for exceptional performance or for motivational or retention purposes. When the Compensation & HR Committee approves a special grant outside of the annual-grant framework, such grants are typically made at a regularly scheduled meeting and the grant date of the awards is the approval date or the next business day, if the meeting does not fall on a business day. If the grant is made in connection with the promotion of an individual or the election of an officer, the grant date may be the effective date of the individual’s promotion or the officer’s election, if such effective date is after the approval date. If the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period. The Compensation & HR Committee may, to the extent permitted by FedEx’s equity compensation plans, delegate to one or more FedEx officers the authority to grant equity awards to eligible individuals who are not Section 16 officers or non-management Board members.
In addition, with respect to the timing of our equity awards:
We do not time equity-based awards in coordination with the release of material, non-public information and have never had a practice of doing so; and

We have never timed and do not plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.

Award Timing Method
Stock option and restricted stock awards are generally made to executive officers on an annual basis according to a pre-established schedule. Annual equity-based compensation awards to our executive officers are approved annually at the June meeting of the Compensation & HR Committee. The date of this meeting is generally scheduled at least one year in advance. If the meeting date is not on a business day, the grant date is the next business day. However, if the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period.
Throughout the year, equity awards are made to new hires, promoted employees, and, in certain circumstances, as a reward for exceptional performance or for motivational or retention purposes. When the Compensation & HR Committee approves a special grant outside of the annual-grant framework, such grants are typically made at a regularly scheduled meeting and the grant date of the awards is the approval date or the next business day, if the meeting does not fall on a business day. If the grant is made in connection with the promotion of an individual or the election of an officer, the grant date may be the effective date of the individual’s promotion or the officer’s election, if such effective date is after the approval date. If the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period. The Compensation & HR Committee may, to the extent permitted by FedEx’s equity compensation plans, delegate to one or more FedEx officers the authority to grant equity awards to eligible individuals who are not Section 16 officers or non-management Board members.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time equity-based awards in coordination with the release of material, non-public information and have never had a practice of doing so
MNPI Disclosure Timed for Compensation Value	false